Credit facilities (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Jun. 29, 2020 CAD ($)	Mar. 05, 2020 CAD ($) $ / shares shares	Feb. 28, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) CreditFacility	Dec. 31, 2018 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Number of credit facilities | CreditFacility					2
Cash and cash equivalent				$ 12,119	$ 10,417
Loans receivable				$ 47,227	$ 88,655
Liquid Loan Portfolio [Member] | Mogo Shareholders [Member]
Disclosure Of Financial Instruments [Line Items]
Principal outstanding balance			$ 28,683
Prepayment penalty			2,500
Description for prepayment penalty				Mogo recognized a prepayment penalty of $2,500 of which $1,500 was payable in cash and of which $1,000 was settled in shares on March 5, 2020, through the issuance of 306,842 common shares, priced at $3.259 per share.
Prepayment penalty payable in cash			$ 1,500
Prepayment penalty settled in shares		$ 1,000
Issuance of common shares | shares		306,842
Price per shares | $ / shares		$ 3.259
Credit Facility - Other [Member]
Disclosure Of Financial Instruments [Line Items]
Description for interest rate				The amendments lowered the effective interest rate from a maximum of LIBOR plus 12.5% (with a LIBOR floor of 2%) to LIBOR plus 9% (with a LIBOR floor of 1.5%) effective July 2, 2020, payable on the greater of the actual aggregate unpaid principal balance, or the prescribed minimum balance under the term loan agreement.
LIBOR					9.00%	12.50%
LIBOR floor rate					1.50%	2.00%
Amendment description				the amendment increased the available loan capital from $50 million to $60 million and extended the maturity date of the facility by two years from July 2, 2020 to July 2, 2022
Line of credit facility maximum borrowing capacity	$ 50,000				$ 60,000	$ 50,000
Credit facility, maturity date					Jul. 02, 2022	Jul. 02, 2020
Description for fee payable under facility				There is a 0.33% fee on the available but undrawn portion of the $50 million facility.
Rate of fee on available but undrawn portion facility	0.33%
Undrawn portion under credit facility	$ 50,000
Cash and cash equivalent				$ 892	$ 5,050
Loans receivable				$ 47,227	$ 88,655